Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non-current assets

Other non-current assets consist of the following:

	At June 30,	At December 31,
	2025	2024
	(Unaudited)
Value Added Tax (VAT)	€120,853	€290,150
Research and development tax credit	390,000	-
Other non-current assets	7,981	14,594
Other non-current assets - related party	3,350	3,350
Total other non-current asssets	€522,184	€308,094